CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member] At Market Offering [Member]	Common Stock [Member] Direct Offering [Member]	Common Stock [Member] Public Offering	Common Stock [Member]	Additional Paid-in Capital [Member] At Market Offering [Member]	Additional Paid-in Capital [Member] Direct Offering [Member]	Additional Paid-in Capital [Member] Public Offering	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	At Market Offering [Member]	Direct Offering [Member]	Public Offering	Total
Beginning Balance at Sep. 30, 2023				$ 1				$ 307,398,305	$ (302,447,147)	$ (78,747)				$ 4,872,412
Beginning Balance (in shares) at Sep. 30, 2023				911										682,926
Increase (Decrease) in Stockholders' Equity
Stock based compensation expense								340,705						$ 340,705
Common stock issued in ATM, net of offering costs					$ 45,566						$ 45,566
Common stock issued in ATM, net of offering costs (In shares)	6
Deemed dividend - warrant repricing								77,757	(77,757)
Net loss									(1,105,100)	(25,181)				(1,130,281)
Ending Balance at Dec. 31, 2023				$ 1				307,862,333	(303,630,004)	(103,928)				4,128,402
Ending Balance (in shares) at Dec. 31, 2023				917
Beginning Balance at Sep. 30, 2023				$ 1				307,398,305	(302,447,147)	(78,747)				$ 4,872,412
Beginning Balance (in shares) at Sep. 30, 2023				911										682,926
Increase (Decrease) in Stockholders' Equity
Net loss														$ (3,774,563)
Ending Balance at Jun. 30, 2024				$ 14				318,767,985	(306,376,012)	(157,532)				12,234,455
Ending Balance (in shares) at Jun. 30, 2024				13,738
Beginning Balance at Sep. 30, 2023				$ 1				307,398,305	(302,447,147)	(78,747)				$ 4,872,412
Beginning Balance (in shares) at Sep. 30, 2023				911										682,926
Increase (Decrease) in Stockholders' Equity
Exercise of warrants														$ 4,940
Stock based compensation expense														$ (572,293)
Common stock issued in ATM, net of offering costs											64,397	$ 161
Common stock issued in ATM, net of offering costs (In shares)														4,501
Deemed dividend - warrant repricing														$ 155,330
Net loss														(7,088,306)
Ending Balance at Sep. 30, 2024				$ 14				318,815,358	(309,672,755)	(174,532)				$ 8,968,085
Ending Balance (in shares) at Sep. 30, 2024				13,755										13,755
Beginning Balance at Dec. 31, 2023				$ 1				307,862,333	(303,630,004)	(103,928)				$ 4,128,402
Beginning Balance (in shares) at Dec. 31, 2023				917
Increase (Decrease) in Stockholders' Equity
Stock based compensation expense								171,004						171,004
Common stock issued in ATM, net of offering costs					$ 18,831	$ 161					$ 18,831	$ 161
Common stock issued in ATM, net of offering costs (In shares)	6	215
Deemed dividend - warrant repricing								155,330	(155,330)
Share issued upon restricted stock vesting (in shares)				19
Net loss									(4,470,474)	(23,309)				(4,493,783)
Ending Balance at Mar. 31, 2024				$ 1				308,207,659	(308,255,808)	(127,237)				(175,385)
Ending Balance (in shares) at Mar. 31, 2024				1,157
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				$ 12				4,928						4,940
Exercise of warrants (in shares)				11,501
Common stock and pre-funded warrants issued in public offering, net of offering costs			$ 1				$ 10,525,062						$ 10,525,063
Common stock and pre-funded warrants issued in public offering, net of offering costs (in shares)			967
Stock based compensation expense								30,336						30,336
Adjustment for reverse split (in Shares)				113
Net loss									1,879,796	(30,295)				1,849,501
Ending Balance at Jun. 30, 2024				$ 14				318,767,985	(306,376,012)	(157,532)				12,234,455
Ending Balance (in shares) at Jun. 30, 2024				13,738
Beginning Balance at Sep. 30, 2024				$ 14				318,815,358	(309,672,755)	(174,532)				$ 8,968,085
Beginning Balance (in shares) at Sep. 30, 2024				13,755										13,755
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				$ 3				508,597						$ 508,600
Exercise of warrants (in shares)				3,422
Exercise of warrants, cashlessly				$ 28				(28)
Exercise of warrants, cashlessly (in shares)				27,895
Stock based compensation expense								28,973						28,973
Common stock and pre-funded warrants issued in registered direct offering, net of offering costs				$ 27				5,712,673						5,712,700
Common stock and pre-funded warrants issued in registered direct offering, net of offering costs (in shares)				27,083
Deemed dividend - warrant repricing								14,907,223	(14,907,223)
Net loss									(2,639,412)	(29,301)				(2,668,713)
Ending Balance at Dec. 31, 2024				$ 72				339,972,796	(327,219,390)	(203,833)				12,549,645
Ending Balance (in shares) at Dec. 31, 2024				72,155
Beginning Balance at Sep. 30, 2024				$ 14				318,815,358	(309,672,755)	(174,532)				$ 8,968,085
Beginning Balance (in shares) at Sep. 30, 2024				13,755										13,755
Increase (Decrease) in Stockholders' Equity
Net loss														$ (9,988,942)
Ending Balance at Jun. 30, 2025				$ 902				381,150,267	(373,888,601)	(274,524)				$ 6,988,044
Ending Balance (in shares) at Jun. 30, 2025				901,500										901,500
Beginning Balance at Dec. 31, 2024				$ 72				339,972,796	(327,219,390)	(203,833)				$ 12,549,645
Beginning Balance (in shares) at Dec. 31, 2024				72,155
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				$ 30				984,142						984,172
Exercise of warrants (in shares)				30,003
Exercise of warrants, cashlessly				$ 315				(315)
Exercise of warrants, cashlessly (in shares)				314,845
Stock based compensation expense								26,511						26,511
Deemed dividend - warrant repricing								23,919,429	(23,919,429)
Adjustment for reverse split				$ 5				(5)
Adjustment for reverse split (in Shares)				5,092
Net loss									(3,304,175)	(31,945)				(3,336,120)
Ending Balance at Mar. 31, 2025				$ 422				364,902,558	(354,442,994)	(235,778)				10,224,208
Ending Balance (in shares) at Mar. 31, 2025				422,095
Increase (Decrease) in Stockholders' Equity
Exercise of warrants				$ 139				722,917						723,056
Exercise of warrants (in shares)				138,557
Exercise of warrants, cashlessly				$ 267				(267)
Exercise of warrants, cashlessly (in shares)				267,236
Stock based compensation expense								24,889						24,889
Deemed dividend - warrant repricing								15,500,244	(15,500,244)
Adjustment for reverse split				$ 74				(74)
Adjustment for reverse split (in Shares)				73,612
Net loss									(3,945,363)	(38,746)				(3,984,109)
Ending Balance at Jun. 30, 2025				$ 902				$ 381,150,267	$ (373,888,601)	$ (274,524)				$ 6,988,044
Ending Balance (in shares) at Jun. 30, 2025				901,500										901,500